BIOLOGICAL ASSETS (Tables)	12 Months Ended
Jun. 30, 2022
BIOLOGICAL ASSETS (Tables)
Schedule of fair value
$
Balance, June 30, 2020	-
Product costs capitalized	120,082
Fair value adjustment on biological assets	166,458
Exchange realignment	(921)
Transferred to inventory upon harvest	(259,008)
Balance, June 30, 2021	26,611

Product costs capitalized	(215,630)
Exchange realignment	2,752
Transferred to inventory upon harvest	212,878
Balance, June 30, 2022	-